Inventories (Details) - USD ($) $ in Thousands	Mar. 31, 2017	Dec. 31, 2016
Inventory Disclosure [Abstract]
Finished goods	$ 64,814	$ 62,728
Work-in-process	2,337	2,389
Raw materials	48,867	52,404
Total Inventory	$ 116,018	$ 117,521